Revenue disaggregation and segmental analysis	12 Months Ended
Mar. 31, 2022
Revenue disaggregation and segmental analysis
Revenue disaggregation and segmental analysis

2. Revenue disaggregation and segmental analysis

The Group’s businesses are managed on a geographical basis. Selected financial data is presented on this basis below.

Accounting policies

Revenue

When the Group enters into an agreement with a customer, goods and services deliverable under the contract are identified as separate performance obligations (‘obligations’) to the extent that the customer can benefit from the goods or services on their own and that the separate goods and services are considered distinct from other goods and services in the agreement. Where individual goods and services do not meet the criteria to be identified as separate obligations they are aggregated with other goods and/or services in the agreement until a separate obligation is identified. The obligations identified will depend on the nature of individual customer contracts, but might typically be separately identified for mobile handsets, other equipment such as set-top boxes and routers provided to customers and services provided to customers such as mobile and fixed line communication services. Where goods and services have a functional dependency (for example, a fixed line router can only be used with the Group’s services) this does not, in isolation, prevent those goods or services from being assessed as separate obligations. Activities relating to connecting customers to the Group’s network for the future provision of services are not considered to meet the criteria to be recognised as obligations except to the extent that the control of related equipment passes to customers.

The Group determines the transaction price to which it expects to be entitled in return for providing the promised obligations to the customer based on the committed contractual amounts, net of sales taxes and discounts. Where indirect channel dealers, such as retailers, acquire customer contracts on behalf of the Group and receive commission, any commissions that the dealer is compelled to use to fund discounts or other incentives to the customer are treated as payments to the customer when determining the transaction price and consequently are not included in contract acquisition costs.

The transaction price is allocated between the identified obligations according to the relative standalone selling prices of the obligations. The standalone selling price of each obligation deliverable in the contract is determined according to the prices that the Group would achieve by selling the same goods and/or services included in the obligation to a similar customer on a standalone basis; where standalone selling prices are not directly observable, estimation techniques are used maximising the use of external inputs. See ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 for details. Revenue is recognised when the respective obligations in the contract are delivered to the customer and cash collection is considered probable. Revenue for the provision of services, such as mobile airtime and fixed line broadband, is recognised when the Group provides the related service during the agreed service period.

Revenue for device sales to end customers is generally recognised when the device is delivered to the end customer. For device sales made to intermediaries such as indirect channel dealers, revenue is recognised if control of the device has transferred to the intermediary and the intermediary has no right to return the device to receive a refund; otherwise revenue recognition is deferred until sale of the device to an end customer by the intermediary or the expiry of any right of return.

Where refunds are issued to customers they are deducted from revenue in the relevant service period.

When the Group has control of goods or services prior to delivery to a customer, then the Group is the principal in the sale to the customer. As a principal, receipts from, and payments to, suppliers are reported on a gross basis in revenue and operating costs. If another party has control of goods or services prior to transfer to a customer, then the Group is acting as an agent for the other party and revenue in respect of the relevant obligations is recognised net of any related payments to the supplier and recognised revenue represents the margin earned by the Group. See ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 for details.

Customers typically pay in advance for prepay mobile services and monthly for other communication services. Customers typically pay for handsets and other equipment either up-front at the time of sale or over the term of the related service agreement.

When revenue recognised in respect of a customer contract exceeds amounts received or receivable from a customer at that time a contract asset is recognised; contract assets will typically be recognised for handsets or other equipment provided to customers where payment is recovered by the Group via future service fees. If amounts received or receivable from a customer exceed revenue recognised for a contract, for example if the Group receives an advance payment from a customer, a contract liability is recognised.

When contract assets or liabilities are recognised, a financing component may exist in the contract; this is typically the case when a handset or other equipment is provided to a customer up-front but payment is received over the term of the related service agreement, in which case the customer is deemed to have received financing. If a significant financing component is provided to the customer, the transaction price is reduced and interest revenue is recognised over the customer’s payment period using an interest rate reflecting the relevant central bank rates and customer credit risk.

Contract-related costs

When costs directly relating to a specific contract are incurred prior to recognising revenue for a related obligation, and those costs enhance the ability of the Group to deliver an obligation and are expected to be recovered, then those costs are recognised on the statement of financial position as fulfilment costs and are recognised as expenses in line with the recognition of revenue when the related obligation is delivered.

The direct and incremental costs of acquiring a contract including, for example, certain commissions payable to staff or agents for acquiring customers on behalf of the Group, are recognised as contract acquisition cost assets in the statement of financial position when the related payment obligation is recorded. Costs are recognised as an expense in line with the recognition of the related revenue that is expected to be earned by the Group; typically this is over the customer contract period as new commissions are payable on contract renewal. Certain amounts payable to agents are deducted from revenue recognised (see above).

Revenue disaggregation and segmental income statement analysis

Revenue reported for the year includes revenue from contracts with customers, comprising service and equipment revenue, as well as other revenue items including revenue from leases and interest revenue arising from transactions with a significant financing component.

The table below presents Revenue and Adjusted EBITDAaL for the year ended 31 March 2022 under the updated segmental reporting structure.

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2022	€m	€m	€m	€m	€m	€m	€m
Germany	11,616	1,126	12,742	365	21	13,128	5,669
Italy	4,379	525	4,904	108	10	5,022	1,699
UK	5,154	1,333	6,487	69	33	6,589	1,395
Spain	3,714	369	4,083	73	24	4,180	957
Other Europe	5,001	528	5,529	105	19	5,653	1,606
Vodacom	4,635	950	5,585	384	24	5,993	2,125
Other Markets	3,420	404	3,824	6	–	3,830	1,335
Vantage Towers	–	–	–	1,252	–	1,252	619
Common Functions[2]	522	53	575	838	1	1,414	(197)
Eliminations	(238)	(1)	(239)	(1,242)	–	(1,481)	–
Group	38,203	5,287	43,490	1,958	132	45,580	15,208

The table below presents Revenue and Adjusted EBITDAaL for the year ended 31 March 2022 under the previous segmental reporting structure.

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2022	€m	€m	€m	€m	€m	€m	€m
Germany	11,616	1,126	12,742	424	21	13,187	5,978
Italy	4,379	525	4,904	108	10	5,022	1,699
UK	5,154	1,333	6,487	69	33	6,589	1,457
Spain	3,714	369	4,083	92	24	4,199	1,041
Other Europe	5,001	528	5,529	189	19	5,737	1,770
Vodacom	4,635	950	5,585	384	24	5,993	2,125
Other Markets	3,420	404	3,824	6	–	3,830	1,335
Common Functions[2]	522	53	575	838	1	1,414	(197)
Eliminations	(238)	(1)	(239)	(152)	–	(391)	–
Group	38,203	5,287	43,490	1,958	132	45,580	15,208

Notes:

1	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’ (see note 20 ‘Leases’).
2	Comprises central teams and business functions.

The tables below present Revenue and Adjusted EBITDAaL comparative information for the years ended 31 March 2021 and 31 March 2020 under the previous segmental reporting structure.

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2021	€m	€m	€m	€m	€m	€m	€m
Germany	11,520	1,055	12,575	380	29	12,984	5,634
Italy	4,458	446	4,904	97	13	5,014	1,597
UK	4,848	1,206	6,054	44	53	6,151	1,367
Spain	3,788	292	4,080	64	22	4,166	1,044
Other Europe	4,859	549	5,408	124	17	5,549	1,760
Vodacom	4,083	800	4,883	282	16	5,181	1,873
Other Markets	3,312	441	3,753	12	–	3,765	1,228
Common Functions[2]	470	36	506	862	–	1,368	(117)
Eliminations	(197)	(1)	(198)	(171)	–	(369)	–
Group	37,141	4,824	41,965	1,694	150	43,809	14,386

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2020	€m	€m	€m	€m	€m	€m	€m
Germany	10,696	1,055	11,751	300	25	12,076	5,077
Italy	4,833	583	5,416	101	12	5,529	2,068
UK	5,020	1,333	6,353	63	68	6,484	1,500
Spain	3,904	318	4,222	51	23	4,296	1,009
Other Europe	4,890	539	5,429	94	18	5,541	1,738
Vodacom	4,470	864	5,334	190	7	5,531	2,088
Other Markets	3,796	552	4,348	36	2	4,386	1,400
Common Functions[2]	494	53	547	1,020	–	1,567	1
Eliminations	(232)	(2)	(234)	(202)	–	(436)	–
Group	37,871	5,295	43,166	1,653	155	44,974	14,881

Notes:

1	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’ (see note 20 ‘Leases’).
2	Comprises central teams and business functions.

The total future revenue from the remaining term of Group’s contracts with customers for performance obligations not yet delivered to those customers at 31 March 2022 is €20,013 million (2021: €21,038 million; 2020: €20,336 million); of which €12,913 million (2021: €14,110 million; 2020: €13,456 million) is expected to be recognised within the next year and the majority of the remaining amount in the following 12 months.

Segmental analysis

The Group’s operating segments are established on the basis of those components of the Group that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Group has determined the chief operating decision maker to be its Chief Executive. The Group has a single group of similar services and products, being the supply of communications services and related products.

Following the IPO of Vantage Towers A.G. (‘Vantage Towers’) in March 2021, the Group has updated its segmental reporting structure to reflect the way in which the Group now manages its operations with Vantage Towers now reported as a new segment within the Vodafone Group’s financial results. This change in reporting structure has taken effect for the year ended 31 March 2022 onwards. Total revenue is unaffected as charges from Vantage Towers to operating companies are eliminated on consolidation. There has been no change to the segmental presentation of amounts derived from the income statement for comparative periods, which remain as previously disclosed. Segmental information for the years ended 31 March 2021 and 31 March 2020 is presented on the previous basis of segmental reporting.

Revenue is attributed to a country based on the location of the Group company reporting the revenue. Transactions between operating segments are charged at arm’s-length prices.

With the exception of Vodacom, which is a legal entity encompassing South Africa and certain other smaller African markets, and Vantage Towers, which comprises companies providing mobile tower infrastructure in a number of European markets, segment information is primarily provided on the basis of geographic areas, being the basis on which the Group manages its worldwide interests.

The operating segments for Germany, Italy, UK, Spain, Vodacom and Vantage Towers are individually material for the Group and are each reporting segments for which certain financial information is provided. The aggregation of smaller operating segments into the Other Europe and Other Markets reporting segments reflects, in the opinion of management, the similar local market economic characteristics and regulatory environments for each of those operating segments as well as the similar products and services sold and comparable classes of customers. In the case of the Other Europe region (comprising Albania, Czech Republic, Greece, Hungary, Ireland, Portugal and Romania), this largely reflects membership or a close association with the European Union, while the Other Markets segment (comprising Egypt, Ghana and Turkey) largely includes developing economies with less stable economic or regulatory environments. Common Functions is a separate reporting segment and comprises activities which are undertaken primarily in central Group entities that do not meet the criteria for aggregation with other reporting segments.

A reconciliation of adjusted EBITDAaL, the Group’s measure of segment profit, to the Group’s profit or loss before taxation for the financial year is shown below.

	2022	2021	2020
	€m	€m	€m
Adjusted EBITDAaL	15,208	14,386	14,881
Restructuring costs	(346)	(356)	(695)
Interest on lease liabilities	398	374	330
Loss on disposal of owned assets	(28)	(30)	(54)
Depreciation and amortisation on owned assets	(9,858)	(10,187)	(10,454)
Share of results of equity accounted associates and joint ventures	211	342	(2,505)
Impairment losses	–	–	(1,685)
Other income	79	568	4,281
Operating profit	5,664	5,097	4,099
Non-operating expense	–	–	(3)
Investment income	254	330	248
Finance costs	(1,964)	(1,027)	(3,549)
Profit before taxation	3,954	4,400	795

Segmental assets

The tables below present the segmental assets for the year ended 31 March 2022 in line with our updated segmental reporting structure and under the previous basis of segmental reporting.

				Other	Depreciation
	Non-current	Capital	Right-of-use	additions to	and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2022	€m	€m	€m	€m	€m	€m
Germany	43,190	2,670	795	–	3,981	–
Italy	10,519	840	670	255	1,929	–
UK	6,226	832	580	229	1,905	–
Spain	6,433	676	422	291	1,499	–
Other Europe	8,548	1,009	502	126	1,511	–
Vodacom	6,383	853	187	–	920	–
Other Markets	2,467	530	229	–	598	–
Vantage Towers	8,179	366	320	–	523	–
Common Functions	2,103	844	123	–	979	–
Group	94,048	8,620	3,828	901	13,845	–

				Other	Depreciation
	Non-current	Capital	Right-of-use	additions to	and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2022	€m	€m	€m	€m	€m	€m
Germany	47,310	2,885	909	–	4,112	–
Italy	10,519	840	670	255	1,929	–
UK	7,612	888	639	229	2,073	–
Spain	7,066	704	478	291	1,567	–
Other Europe	10,588	1,076	593	126	1,667	–
Vodacom	6,383	853	187	–	920	–
Other Markets	2,467	530	229	–	598	–
Common Functions	2,103	844	123	–	979	–
Group	94,048	8,620	3,828	901	13,845	–

Notes:

1Comprises goodwill, other intangible assets and property, plant and equipment.
2Includes additions to property, plant and equipment (excluding right-of-use assets,), computer software and development costs, reported within Intangible assets.
3Includes additions to licences and spectrum and customer base acquisitions.

Segmental assets

The tables below present the comparative segmental assets for the years ended 31 March 2021 and 31 March 2020 under the previous segmental reporting structure.

					Depreciation
	Non-current	Capital	Right-of-use	Other additions to	and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2021	€m	€m	€m	€m	€m	€m
Germany	47,563	2,772	1,133	1	4,836	–
Italy	10,707	805	758	17	2,025	–
UK	7,968	822	1,138	–	2,202	–
Spain	7,213	772	700	9	1,579	–
Other Europe	10,369	968	1,016	431	1,727	–
Vodacom	5,839	703	174	–	872	–
Other Markets	2,988	512	247	439	666	–
Common Functions	2,145	829	140	–	194	–
Group	94,792	8,183	5,306	897	14,101	–

	Non-current	Capital	Right-of-use	Other additions to	Depreciation and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2020	€m	€m	€m	€m	€m	€m
Germany	48,266	2,278	912	1,613	4,805	–
Italy	11,119	697	1,645	24	1,958	–
UK	7,790	753	733	–	2,160	–
Spain	7,229	761	386	–	1,763	(840)
Other Europe	9,138	823	298	29	1,706	(740)
Vodacom	5,400	802	174	55	939	–
Other Markets	2,963	587	290	55	672	–
Common Functions	2,217	821	155	–	171	(105)
Group	94,122	7,522	4,593	1,776	14,174	(1,685)

Notes:

1	Comprises goodwill, other intangible assets and property, plant and equipment.
2	Includes additions to property, plant and equipment (excluding right-of-use assets,), computer software and development costs, reported within Intangible assets.
3	Includes additions to licences and spectrum and customer base acquisitions.